LOANS RECEIVABLE, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
LOANS RECEIVABLE, NET
6.  LOANS RECEIVABLE, NET

The interest rates on loan issued ranged between 9.6%~ 21.6% and 9.6% ~ 21.6% for the nine months ended September 30, 2013 and 2012, respectively.

6.1 Loans receivable consist of the following:

	September 30, 2013 (Unaudited)	December 31, 2012

Business loans	$53,789,729	$63,847,080
Personal loans	36,722,603	21,934,213
Total Loans receivable	90,512,332	85,781,293
Allowance for impairment losses
Collectively assessed	(1,386,907)	(857,813)
Individually assessed	-	-
Allowance for loan losses	(1,386,907)	(857,813)
Loans receivable, net	$89,125,425	$84,923,480

The Company originates loans to customers located primarily in Wujiang City, Jiangsu Province. This geographic concentration of credit exposes the Company to a higher degree of risk associated with this economic region.

All loans are short-term loans that the Company has made to either corporate or individual customers. As of September 30, 2013 and December 31, 2012, the Company had 100 and 109 business loan customers, and 122 and 139 personal loan customers, respectively. Most loans are either guaranteed by a third party whose financial strength is assessed by the Company to be sufficient or secured by collateral. Allowance on loan losses are estimated on quarterly basis in accordance with “The Guidance on Provision for Loan Losses” published by PBOC (Note 7).

For the three months ended September 30, 2013 and 2012, a reversal of $340,965 and a provision of $624 were charged to the unaudited consolidated statement of income, respectively. For the period of nine months ended September 30, 2013 and 2012, provision of $500,123 and $37,276 were charged to the unaudited consolidated statement of income, respectively. No write-offs against allowances have occurred for these periods.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan's past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

The following table presents nonaccrual loans with aging over 90 days by classes of loan portfolio as of September 30, 2013 and December 31, 2012:

	September 30, 2013 (Unaudited)	December 31, 2012

Business loans	$1,848,668	$1,363,998
Personal loans	211,592	339,881
	$2,060,260	$1,703,879

The following table represents the aging of loans as of September 30, 2013 by type of loan:

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans (Unaudited)

Business loans	$1,025,407	$1,848,668	$2,874,075	$50,915,654	$53,789,729
Personal loans	1,269,552	211,592	1,481,144	35,241,459	36,722,603
	$2,294,959	$2,060,260	$4,355,219	$86,157,113	$90,512,332

The following table represents the aging of loans as of December 31, 2012 by type of loan:

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans

Business loans	$1,344,320	$1,363,998	$2,708,318	$61,138,762	$63,847,080
Personal loans	-	339,881	339,881	21,594,332	21,934,213
	$1,344,320	$1,703,879	$3,048,199	$82,733,094	$85,781,293

6.2 Analysis of loans by credit quality indicator

The following table summarizes the Company’s loan portfolio by credit quality indicator as of September 30, 2013 and December 31, 2012, respectively:

Five Categories	September 30, 2013%		December 31, 2012%
	(Unaudited)
Pass	$86,157,113	95.2%	$82,733,094	96.4%
Special mention	1,562,525	1.7%	1,344,320	1.6%
Substandard	162,764	0.2%	117,826	0.1%
Doubtful	2,629,930	2.9%	1,586,053	1.9%
Loss	-	0.0%	-	0.0%
Total	$90,512,332	100%	$85,781,293	100%

6.3 Analysis of loans by collateral

The following table summarizes the Company’s loan portfolio by collateral as of September 30, 2013:

	September 30, 2013		Total
	Personal Loans	Business Loans	(Unaudited)
Collateral backed loans	$-	$2,072,706	$2,072,706
Pledged assets backed loans	4,357,167	3,678,445	8,035,612
Guarantee backed loans	32,365,436	48,038,578	80,404,014
	$36,722,603	$53,789,729	$90,512,332

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2012:

	December 31, 2012
	Personal Loans	Business Loans	Total
Collateral backed loans	$39,628	$713,312	$752,940
Pledged assets backed loans	4,482,281	4,374,980	8,857,261
Guarantee backed loans	17,412,304	58,758,788	76,171,092
	$21,934,213	$63,847,080	$85,781,293

Collateral Backed Loans

A collateral loan is a loan in which the borrower puts up an asset under their ownership, possession or control, as collateral for the loan. An asset usually is land use rights, inventory, equipment or buildings. The loan is secured against the collateral and we do not take physical possession of the collateral at the time the loan is made.  We will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction.  In the event that the borrower defaults, we can then take possession of the collateral asset and sell it to recover the outstanding balance owed. If the sale proceed of the collateral asset is not sufficient to pay off the debt, we will file a lawsuit against the borrower and seek judgment for the remaining balance.

Pledged Asset Backed Loans

Pledged loans are loans with pledged assets. The pledged assets are usually certificates of deposit. Lenders take physical possession of the pledged assets at the time the loan is made and do not need to register them with government entities to secure the loan.  If the borrower defaults, we can sell the assets to recover the outstanding balance owed.

Both collateral loans and pledged loans are considered secured loans. The amount of a loan that lenders provide depends on the value of the collateral pledged.  Beginning 2011, the Company does not provide unsecured loans.

Guarantee Backed Loans

A guaranteed loan is a loan guaranteed by a third party who is usually a corporation or high net worth individual.  As of each of September 30, 2013 and December 31, 2012, guaranteed loans make up 88.8% of our direct loan portfolio, respectively.

6.	RESTRICTED CASH

The loan interest rate ranging between 9.6%~ 21.6% and 10.1% ~ 21.6% for years ended December 31, 2012 and 2011, respectively.

6.1 Loans receivable consist of the following:

	December 31, 2012	December 31, 2011
Business loans	$63,847,080	$66,509,102
Personal loans	21,934,213	10,280,560
Total Loans receivable	85,781,293	76,789,662
Allowance for impairment losses
Collectively assessed	(857,813)	(766,673)
Individually assessed	-	-
Allowance for loan losses	(857,813)	(766,673)
Loans receivable, net	$84,923,480	$76,022,989

The Company originates loans to customers located primarily in Wujiang City, Jiangsu Province. This geographic concentration of credit exposes the Company to a higher degree of risk associated with this economic region.

All loans are short-term loans that the Company made to either corporate or individual customers. As of December 31, 2012 and 2011, the Company had 109 and 98 business loan customers, and 139 and 122 personal loan customers, respectively. Most loans are either guaranteed by third party whose financial strength is assessed by the Company to be sufficient or secured by collateral. Allowance on loan losses are estimated on quarterly basis in accordance with “The Guidance on Provision for Loan Losses” published by People’s Bank of China. (Note 6). The provision amount of $85,035 and $42,994 were charged to the consolidated statement of income and comprehensive income for the years ended December 31, 2012 and 2011, respectively. No write-offs against allowances have occurred for these periods.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

The following table presents nonaccrual loans by classes of loan portfolio as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Business loans	$1,363,998	$-
Personal loans	339,881	123,290
	$1,703,879	$123,290

The following table represents the aging of past due loans as of December 31, 2012 by type of loan:

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans
Business loans	$1,344,320	$1,363,998	$2,708,318	$61,138,762	$63,847,080
Personal loans	-	339,881	339,881	21,594,332	21,934,213
Total	$1,344,320	$1,703,879	$3,048,199	$82,733,094	$85,781,293

The following table represents the aging of in past due loans as of December 31, 2011 by type of loan:

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans
Business loans	$-	$-	$-	$66,509,102	$66,509,102
Personal loans	141,543	123,290	264,833	10,015,727	10,280,560
Total	$141,543	$123,290	$264,833	$76,524,829	$76,789,662

6.2 Analysis of loans by credit quality indicator

The following table summarizes the Company’s loan portfolio by credit quality indicator as of December 31, 2012 and 2011, respectively:

Five Categories	December 31, 2012	%	December 31, 2011%
Pass	$82,733,094	96.4%	$76,524,829	99.6%
Special mention	1,344,320	1.6%	141,543	0.2%
Substandard	117,826	0.1%	39,317	0.1%
Doubtful	1,586,053	1.9%	83,973	0.1%
Loss	-	0.0%	-	0.0%
Total	$85,781,293	100%	$76,789,662	100%

6.3 Analysis of loans by collateral

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2012:

	December 31, 2012		Total
	Personal Loans	Business Loans
Collateral backed loans	$39,628	$713,312	$752,940
Pledged assets backed loans	4,482,281	4,374,980	8,857,261
Guarantee backed loans	17,412,304	58,758,788	76,171,092
Total	$21,934,213	$63,847,080	$85,781,293

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2011:

	December 31, 2011		Total
	Personal Loans	Business Loans
Collateral backed loans	$-	$786,349	$786,349
Pledged assets backed loans	5,434,458	6,215,302	11,649,760
Guarantee backed loans	4,846,102	59,507,451	64,353,553
Total	$10,280,560	$66,509,102	$76,789,662

Collateral Backed Loans

A collateral loan is a loan in which the borrower puts up an asset under their ownership, possession or control, as collateral for the loan. An asset usually is land use rights, inventory, equipment or buildings. The loan is secured against the collateral and we do not take physical possession of the collateral at the time the loan is made.  We will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction.  In the event that the borrower defaults, we can then take possession of the collateral asset and sell it to recover the outstanding balance owed. If the sale proceed of the collateral asset is not sufficient to pay off the debt, we will file a lawsuit against the borrower and seek judgment for the remaining balance.

Pledged Asset Backed Loans

Pledged loans are loans with pledged assets. The pledged assets are usually certificates of deposit. Lenders take physical possession of the pledged assets at the time the loan is made and do not need to register them with government entities to secure the loan.  If the borrower defaults, we can sell the assets to recover the outstanding balance owed.

Both collateral loans and pledged loans are considered secured loans. The amount of a loan that lenders provide depends on the value of the collateral pledged.  Beginning 2011, the Company does not provide unsecured loans.

Guarantee Backed Loans

A guaranteed loan is a loan guaranteed by a third party who is usually a corporation or high net worth individual.  As of December 31, 2012, guaranteed loans make up 88.8 % of our direct loan portfolio.